AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.6%
Common Stocks — 96.2%
Agricultural & Farm Machinery — 1.6%
AGCO Corp.(a)	27,344	$3,993,044
Deere & Co.	16,212	6,735,438
		10,728,482
Agricultural Products — 1.1%
Darling Ingredients, Inc.*	95,592	7,683,685
Building Products — 0.6%
ROCKWOOL International A/S (Denmark)(Class B Stock)	12,072	3,998,423
Communications Equipment — 0.2%
Bluescape Opportunities Acquisition Corp., UTS*	124,802	1,249,268
Construction & Engineering — 0.7%
Quanta Services, Inc.	36,613	4,818,637
Construction Machinery & Heavy Trucks — 2.0%
Alamo Group, Inc.	15,399	2,214,222
Caterpillar, Inc.	28,204	6,284,416
Epiroc AB (Sweden)(Class B Stock)	305,026	5,500,551
		13,999,189
Construction Materials — 1.3%
Martin Marietta Materials, Inc.	11,816	4,547,860
Vulcan Materials Co.	22,952	4,216,283
		8,764,143
Copper — 2.7%
Antofagasta PLC (Chile)	124,372	2,712,387
ERO Copper Corp. (Brazil)*	191,614	2,806,425
OZ Minerals Ltd. (Australia)	223,694	4,422,516
Southern Copper Corp. (Peru)	110,716	8,403,344
		18,344,672
Diversified Metals & Mining — 7.3%
BHP Group Ltd. (Australia)	448,731	17,182,245
Boliden AB (Sweden)	392,174	19,786,333
Grupo Mexico SAB de CV (Mexico)(Class B Stock)	776,900	4,638,354
IGO Ltd. (Australia)	781,230	8,168,781
		49,775,713
Electric Utilities — 3.0%
Enel SpA (Italy)	558,120	3,727,509
Iberdrola SA (Spain)	283,003	3,091,728
IDACORP, Inc.	18,734	2,161,154
NextEra Energy, Inc.	75,399	6,387,049
Xcel Energy, Inc.	66,792	4,820,379
		20,187,819
Electrical Components & Equipment — 3.0%
Hubbell, Inc.	31,010	5,698,708
Legrand SA (France)	40,102	3,811,803
Schneider Electric SE	33,660	5,651,539
	Shares	Value
Common Stocks (continued)
Electrical Components & Equipment (cont’d.)
Shoals Technologies Group, Inc. (Class A Stock)*(a)	308,725	$5,260,674
		20,422,724
Fertilizers & Agricultural Chemicals — 2.0%
CF Industries Holdings, Inc.	41,756	4,303,373
FMC Corp.	35,300	4,644,421
Nutrien Ltd. (Canada)	42,900	4,461,171
		13,408,965
Forest Products — 0.9%
Svenska Cellulosa AB SCA (Sweden)(Class B Stock)	175,638	3,408,945
West Fraser Timber Co. Ltd. (Canada)	29,450	2,423,091
		5,832,036
Gold — 2.2%
Franco-Nevada Corp. (Canada)	15,205	2,419,616
Northern Star Resources Ltd. (Australia)	440,376	3,534,218
Perseus Mining Ltd. (Australia)	1,380,396	2,017,521
Victoria Gold Corp. (Canada)*	179,795	2,286,718
Wesdome Gold Mines Ltd. (Canada)*	404,098	5,071,629
		15,329,702
Industrial Gases — 4.5%
Air Liquide SA (France)	37,133	6,494,228
Air Products & Chemicals, Inc.	33,203	8,297,762
Linde PLC (United Kingdom)	49,179	15,709,248
		30,501,238
Industrial Machinery — 2.4%
Alfa Laval AB (Sweden)	135,207	4,632,142
Chart Industries, Inc.*(a)	19,000	3,263,630
Sandvik AB (Sweden)	184,421	3,916,435
Weir Group PLC (The) (United Kingdom)(a)	211,525	4,523,381
		16,335,588
Integrated Oil & Gas — 13.2%
Chevron Corp.	152,269	24,793,961
Equinor ASA (Norway)	594,177	22,106,553
Galp Energia SGPS SA (Portugal)	1,148,412	14,573,900
TotalEnergies SE (France)(a)	571,627	28,877,192
		90,351,606
Metal & Glass Containers — 1.4%
Ardagh Metal Packaging SA*(a)	111,697	908,096
Ball Corp.	49,979	4,498,110
Verallia SA (France), 144A	171,355	4,083,782
		9,489,988
Multi-Utilities — 3.2%
Ameren Corp.	46,844	4,392,094
CMS Energy Corp.	63,994	4,475,740
Dominion Energy, Inc.	57,819	4,912,880
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AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
Sempra Energy	46,763	$7,861,796
		21,642,510
Oil & Gas Equipment & Services — 3.5%
Cactus, Inc. (Class A Stock)	112,884	6,405,038
ChampionX Corp.*	184,082	4,506,327
Enerflex Ltd. (Canada)	461,636	2,957,809
Halliburton Co.	131,461	4,978,428
Liberty Oilfield Services, Inc. (Class A Stock)*(a)	136,189	2,018,321
TechnipFMC PLC (United Kingdom)*	410,773	3,183,491
		24,049,414
Oil & Gas Exploration & Production — 19.3%
Aker BP ASA (Norway)(a)	140,873	5,257,542
Canadian Natural Resources Ltd. (Canada)	107,070	6,629,835
ConocoPhillips	347,898	34,789,800
Devon Energy Corp.	294,112	17,390,843
EOG Resources, Inc.(a)	191,237	22,801,188
Hess Corp.	105,036	11,243,053
Lundin Energy AB (Sweden)(a)	180,554	7,622,138
Magnolia Oil & Gas Corp. (Class A Stock)(a)	286,444	6,774,401
Pioneer Natural Resources Co.	76,064	19,018,282
		131,527,082
Oil & Gas Storage & Transportation — 1.3%
Enbridge, Inc. (Canada)(a)	64,884	2,990,504
TC Energy Corp. (Canada)	108,355	6,113,389
		9,103,893
Packaged Foods & Meats — 1.0%
Bakkafrost P/F (Faroe Islands)	72,438	4,875,762
Sanderson Farms, Inc.	12,220	2,291,128
		7,166,890
Paper Packaging — 4.5%
Avery Dennison Corp.	22,045	3,835,168
International Paper Co.	158,765	7,327,005
Mayr Melnhof Karton AG (Austria)	17,390	3,099,739
Packaging Corp. of America	80,955	12,637,885
Westrock Co.	78,893	3,710,338
		30,610,135
Paper Products — 2.0%
Mondi PLC (Austria)	257,115	5,009,134
Stora Enso OYJ (Finland)(Class R Stock)	173,687	3,396,036
UPM-Kymmene OYJ (Finland)	165,343	5,386,583
		13,791,753
Railroads — 1.6%
Norfolk Southern Corp.	18,131	5,171,324
Union Pacific Corp.	20,985	5,733,312
		10,904,636
	Shares	Value
Common Stocks (continued)
Research & Consulting Services — 0.3%
ALS Ltd. (Australia)	234,754	$2,323,042
Semiconductor Equipment — 0.6%
Entegris, Inc.	33,836	4,441,313
Specialty Chemicals — 8.3%
Akzo Nobel NV (Netherlands)	86,031	7,420,604
Albemarle Corp.	24,300	5,373,945
Element Solutions, Inc.	217,454	4,762,243
Hexpol AB (Sweden)	221,601	2,156,438
International Flavors & Fragrances, Inc.	30,300	3,979,299
Koninklijke DSM NV (Netherlands)	15,840	2,836,956
Quaker Chemical Corp.(a)	7,729	1,335,650
RPM International, Inc.	105,184	8,566,185
Sherwin-Williams Co. (The)	53,473	13,347,930
Shin-Etsu Chemical Co. Ltd. (Japan)	22,100	3,370,921
Sika AG (Switzerland)	9,745	3,222,524
		56,372,695
Steel — 0.5%
Reliance Steel & Aluminum Co.	19,353	3,548,372

Total Common Stocks (cost $504,589,936)		656,703,613
Preferred Stocks — 2.4%
Electric Utilities
NextEra Energy, Inc., CVT, 5.279%, Maturing 03/01/23	166,263	8,670,616
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	141,530	7,728,953

Total Preferred Stocks (cost $14,273,119)		16,399,569

Total Long-Term Investments (cost $518,863,055)		673,103,182
Short-Term Investments — 12.1%
Affiliated Mutual Fund — 11.1%
PGIM Institutional Money Market Fund (cost $75,855,411; includes $75,843,745 of cash collateral for securities on loan)(b)(we)	75,933,818	75,865,477
Unaffiliated Fund — 1.0%
Dreyfus Government Cash Management (Institutional Shares)	7,147,983	7,147,983
(cost $7,147,983)

Total Short-Term Investments (cost $83,003,394)		83,013,460

TOTAL INVESTMENTS—110.7% (cost $601,866,449)		756,116,642

Liabilities in excess of other assets — (10.7)%		(73,223,815)

Net Assets — 100.0%		$682,892,827

A2

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CVT	Convertible Security
UTS	Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $71,482,016; cash collateral of $75,843,745 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3